Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	Bit Brother Ltd
Trading Symbol	BTB
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	20,384,630
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to our annual report on Form 20-F for the year ended June 30, 2021 originally filed with the U.S. Securities and Exchange Commission on November 15, 2021 (the “Original 2021 Form 20-F”) is being filed solely to correct the number of authorized ordinary shares and its par value in the line under Shareholders’ Equity of the consolidated balance sheet to be “unlimited,” and “no par value,” which was previously listed as 150,000,000 and $0.0001 par value, respectively, due to a clerical error. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing as exhibits to Amendment No. 1 the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002. Other than the matters described above, this Amendment No. 1 does not amend or modify any information included in any of the disclosure presented in the Original 2021 Form 20-F. The Original 2021 Form 20-F, as amended by this Amendment No. 1, speaks as of the original filing date of the Original 2021 Form 20-F and does not reflect events that may have occurred subsequent to the original filing date of the Original 2021 Form 20-F.
Entity Central Index Key	0001543268
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35755
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 910, Building 1, Huitong Building
Entity Address, Address Line Two	No.168, Hehua Road, Hehuayuan Street
Entity Address, Address Line Three	Furong District
Entity Address, City or Town	Changsha City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	N/A
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 910, Building 1, Huitong Building
Entity Address, Address Line Two	No.168, Hehua Road, Hehuayuan Street
Entity Address, City or Town	Changsha City
Entity Address, Country	CN
Contact Personnel Name	Xianlong Wu
City Area Code	+86
Local Phone Number	0731-85133570
Entity Address, Postal Zip Code	N/A